Note 14 - Derivative Financial Instruments - Fair Value Losses on Derivative assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gold hedge [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	$ 0	$ 0	$ 102
Derivative assets [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	1,198	240	266
Put option [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	38	0	0
Gold loan agreement [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	(228)	21	0
Call option [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	(240)	0	0
Cap and collar options and call options [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	832	114	0
Call options transaction costs [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	796	0	0
Gold ETF [member]
Statement Line Items [Line Items]
Fair value losses on derivative financial instruments	$ 0	$ 105	$ 164